Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		₨ 747,252.3	₨ 818,342.7
Borrowings and interest thereon, carrying amount		1,414,130.2	1,374,969.4
Lease liabilities		67,719.8	62,260.6
Other financial liabilities, carrying amount		51,740.5	44,053.0
Derivative liabilities, carrying amount		78,589.6	44,796.1
Financial liabilities not measured at fair value	$ 31,130.2	2,359,432.4	2,344,421.8
Accounts payable and acceptances, contractual cash flows	9,859.2	747,252.3	818,342.7
Borrowings and interest thereon, contractual cash flows	20,303.1	1,538,821.2	1,496,774.1
Lease liabilities contractual cash flows	1,441.9	109,287.4	96,583.4
Other financial liabilities, contractual cash flows	989.4	74,986.9	46,436.5
Derivative liabilities, contractual cash flows	1,413.0	107,095.9	50,220.2
Total, contractual cash flows	34,006.6	2,577,443.7	2,508,356.9
Collateralized debt obligations, carrying amount	156.0	11,825.4	29,736.5
Collateralized debt obligations, contractual cash flows	$ 165.8	12,563.9	33,117.7
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		747,252.3	818,342.7
Borrowings and interest thereon, carrying amount		436,646.7	491,033.1
Lease liabilities		13,161.3	13,073.6
Other financial liabilities, carrying amount		32,551.8	39,083.8
Derivative liabilities, carrying amount		50,876.4	25,983.1
Financial liabilities not measured at fair value		1,280,488.5	1,387,516.3
Collateralized debt obligations, carrying amount		9,117.5	19,264.7
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		316,506.7	277,997.0
Lease liabilities		11,483.4	10,919.1
Other financial liabilities, carrying amount		1,653.4	2,183.2
Derivative liabilities, carrying amount		27,754.6	11,937.8
Financial liabilities not measured at fair value		357,398.1	303,037.1
Collateralized debt obligations, carrying amount		3,285.8	10,302.5
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		586,104.1	563,297.2
Lease liabilities		24,914.0	24,466.9
Other financial liabilities, carrying amount		1,834.4	4,167.6
Derivative liabilities, carrying amount		28,315.5	12,299.3
Financial liabilities not measured at fair value		641,168.0	604,231.0
Collateralized debt obligations, carrying amount		160.6	3,550.5
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		199,563.7	164,446.8
Lease liabilities		59,728.7	48,123.8
Other financial liabilities, carrying amount		38,947.3	1,001.9
Derivative liabilities, carrying amount		149.4
Financial liabilities not measured at fair value		₨ 298,389.1	₨ 213,572.5